Document and Entity Information	Dec. 22, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001828443
Document Type	8-K
Document Period End Date	Dec. 22, 2021
Entity Registrant Name	ORTHO CLINICAL DIAGNOSTICS HOLDINGS PLC
Entity Incorporation State Country Code	X0
Entity File Number	001-39956
Entity Tax Identification Number	98-1574150
Entity Address, Address Line One	1001 Route 202
Entity Address, City or Town	Raritan
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08869
City Area Code	(908)
Local Phone Number	328-8000
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Ordinary Shares, $0.00001 par value
Trading Symbol	OCDX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false